INTANGIBLE ASSETS, NET	12 Months Ended
Sep. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 7 — INTANGIBLE ASSETS, NET

Intangible assets, net, consist of the following:

	September 30, 2025	September 30, 2024
IT system	$62,597	$62,948
Less: accumulated amortization	(23,473)	(17,311)
Intangible assets, net	$39,124	$45,637

Amortization expense for the years ended September 30, 2025, 2024 and 2023 amounted to $6,139, $6,025 and $5,975, respectively.